Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	TCW Direct Lending VIII LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01420
Entity Tax Identification Number	86-3307898
Entity Address Address Line 1	200 Clarendon Street
Entity Address Address Line 2	51st Floor
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02116
City Area Code	617
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (the “Amended Form 8-K”) is being filed solely to amend Item 9.01 of the Form 8-K filed on April 7, 2026 (the “Original Form 8-K”) in order to restate the unaudited pro forma financial information that was filed as Exhibit 99.1 to the Original Form 8-K to reflect the final amount of Units tendered in connection with the Exchange Offer described in the Original Form 8-K. Such unaudited pro forma financial information is filed as Exhibit 99.1 to this Amended Form 8-K, which replaces the Exhibit 99.1 filed with the Original Form 8-K in its entirety. No other changes were made to the Original Form 8-K other than to replace Exhibit 99.1. All other Items of the Original Form 8-K are unaffected by this Amended Form 8-K and such Items have not been included herein. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Form 8-K.
Entity Central Index Key	0001825265